CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	37,433,333	37,433,333
Common Stock, Shares, Outstanding	37,433,333	37,433,333